OTHER GAINS - NET (Tables)	12 Months Ended
Mar. 31, 2020
Analysis of income and expense [abstract]
Schedule of other gains

	2020	2019
Disposal of property, plant and equipment	$7.0	$1.2
Net gain on foreign currency exchange differences	41.6	24.8
Remeasurement of royalty obligations	1.9	7.9
Impairment of goodwill (Note 26)	(37.5)	—
Other	(12.0)	(11.6)
Other gains – net	$1.0	$22.3